Income taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
18.	Income taxes:

The components of loss before income taxes consist of the following:

	2017	2016	2015

Canadian	$(14,841)	$(13,602)	$(11,574)
Foreign	(14,607)	(5,865)	(12,889)

Loss before income taxes	$(29,448)	$(19,467)	$(24,473)

The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2016 – 26.0%; 2015 – 26.0%) statutory tax rate, is:

	December 31, 2017	December 31, 2016	December 31, 2015

Loss before income taxes	$(29,448)	$(19,467)	$(24,473)
Statutory tax rate	26.0%	26.0%	26.0%

Income tax recovery at Canadian statutory income tax rates	$(7,656)	$(5,061)	$(6,363)
Change in valuation allowance	1,625	4,197	4,290
Permanent differences	967	343	447
Expiry of investment tax credits	975	-	-
Tax rate differences	790	450	291
Change in U.S. statutory rate	6,394	-	-
Change in Canadian statutory rate	(2,595)	-	-
Other differences	(137)	223	1,324
Income tax expense (recovery)	$363	$152	$(11)

As a result of tax legislation enacted in the U.S. at the end of 2017, the federal U.S. corporate tax rate applicable to years subsequent to 2017 was substantially reduced. The Company recorded a deferred income tax expense in respect of its U.S. operations in 2017 using the new federal rate of 21% (2016 – 35%; 2015 – 35%); however, there was no impact on tax expense as a valuation allowance is provided on most of these deferred tax assets.

The Company also revalued its deferred tax assets in respect of its Canadian operations to reflect the increase in the Canadian corporate income tax rate to 27% (2016 – 26%) for years subsequent to 2017. There was no impact on tax expense as a full valuation allowance is provided on these deferred tax assets.

Significant components of the Company’s deferred tax assets are shown below:

	December 31, 2017	December 31, 2016

Deferred tax assets:
Tax loss carryforwards	$83,394	$80,963
Research and development deductions and investment tax credits	27,168	27,709
Tax values of depreciable assets in excess of accounting values	3,008	3,230
Share issue costs and other	1,230	1,413

Total deferred tax assets	114,800	113,315
Valuation allowance	(114,480)	(112,855)

Net deferred tax assets	$320	$460

At December 31, 2017, the Company has investment tax credits of $15,537 (2016 - $16,512) available to reduce future Canadian federal income taxes otherwise payable. The investment tax credits expire between 2018 and 2032.

The Company also has total loss carryforwards of $356,610 (2016 - $327,455) available to offset future taxable income: in Canada, in the amount of $200,999 (2016 - $188,444); in Switzerland, in the amount of $109,786 (2016 - $93,314); in the United States, in the amount of $45,316 (2016 – $44,933); and in the United Kingdom, in the amount of $508 (2016 - $764). The loss carryforwards expire between 2018 and 2037.

The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2018	$145	$35,932
2019	501	6,768
2020	481	17,991
2021	528	16,911
2022	296	23,129
Thereafter until 2037	13,586	255,879

	$15,537	$356,610

The Company recognizes interest and penalties related to income taxes in interest and other income. To date, the Company has not incurred any significant interest and penalties. The Company is subject to assessments by various taxation authorities which may interpret tax legislations and tax filing positions differently from the Company. The Company provides for such differences when it is likely that a taxation authority will not sustain the Company’s filing position and the amount of the tax exposure can be reasonably estimated. As at December 31, 2017, a provision of nil (2016 - nil) has been made in the financial statements for estimated tax liabilities. Tax years ranging from 2010 to 2017 remain subject to examination in the various countries we operate in.